Taxes (Tables)	6 Months Ended
Mar. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of the Components of the Income Tax Provision	The components of the income tax provision are as follows:
	For the six months ended March 31,
	2023	2022

Current income tax	$180,842	$480,552
Deferred income tax	-	-
Total provision for income taxes	$180,842	$480,552

Schedule of Reconciles the China Statutory Rates to the Company’s Effective Tax Rate	The following table reconciles PRC statutory rates to the Company’s effective tax rate:
	For the six months ended March 31,
	2023	2022
Income (benefit) expense computed based on PRC statutory rate	$(870,439)	$217,154
Tax effect of different tax rates in other jurisdictions	576,986	-
Tax effect of unrecognized loss	205,489	-
Change in valuation allowance	229,207	225,468
Non-deductible items and others*	39,599	37,930
Income tax expense	$180,842	$480,552
*	Non-deductible items and others represent excess expenses and losses not deductible for PRC tax purpose.

Schedule of Financial Accounting Basis and Tax Basis of Assets and Liabilities	The following table summarizes deferred tax assets and liabilities resulting from differences between financial accounting basis and tax basis of assets and liabilities:
	March 31, 2023	September 30, 2022
Deferred tax assets:
Net operating loss carry-forward	$1,029,102	$752,944
Allowance of doubtful accounts	7,476	23,022
Valuation allowance	(1,036,578)	(775,966)
Total deferred tax assets	$-	$-

Schedule of Deferred Tax Assets Valuation Allowance Movement	The following table summarizes deferred tax assets valuation allowance movement:
	March 31, 2023	September 30, 2022

Beginning balance	$775,966	$439,597
Change to tax expense in current year	229,207	409,099
Foreign currency translation adjustments	31,405	(72,730)
Ending balance	$1,036,578	$775,966

Schedule of Taxes Payable	Taxes payable consist of the following:
	March 31, 2023	September 30, 2022

Income tax payable	$2,848,749	$2,573,830
Value-added tax payable	1,246,572	1,135,342
Other taxes payable	144,940	136,131
Total taxes payable	$4,240,261	$3,845,303

Schedule of Total Unrecognized Tax Benefits	A reconciliation of the beginning and ending amount of total unrecognized tax benefits is as follows:
	March 31, 2023	September 30, 2022

Balance at beginning of period*	$2,573,830	$2,475,474
Increase related to current year tax positions	179,918	293,960
Settlement	-	-
Foreign exchange translation effect	95,001	(195,604)
Balance at end of period	$2,848,749	$2,573,830
*	The beginning balance for the six months ended March 31, 2023 and September 30, 2022 is updated to disclose uncertain tax positions that were included in income tax payable.